Prepaid expenses and other current assets - Narrative (Details) - EUR (€) € in Millions		1 Months Ended
	Jan. 12, 2021	Dec. 31, 2020	Jun. 30, 2021
Weekengo
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Payments to acquire businesses	€ 7.4	€ 3.0
Marketing Sponsorship Agreement
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Commitment first contractual installment			€ 7.5